Valuation And Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	$ 2,508,914,000	$ 2,382,564,000
Corporate Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	7,650,000
Government Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	1,522,000
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	80,962,000	89,509,000	$ 108,281,000
Additions (Charged to Costs and Expenses)	38,560,000	20,944,000	9,384,000
Deductions (Write-Offs and Actual Losses Incurred)	24,072,000	33,102,000	36,696,000
Balance at End of Period	95,450,000	80,962,000	89,509,000
Deduction from inventories	34,820,000	16,900,000	13,584,000
Other accrued expenses	60,630,000	64,062,000	75,925,000
Additions Resulting from Acquisitions	0	3,611,000	8,540,000
Provisions for Claims and Potential Contractual Penalties and Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2,557,000	2,343,000	2,233,000
Additions (Charged to Costs and Expenses)	1,244,000	385,000	338,000
Deductions (Write-Offs and Actual Losses Incurred)	140,000	171,000	228,000
Balance at End of Period	3,661,000	2,557,000	2,343,000
Additions Resulting from Acquisitions	0	0	0
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,162,000	10,307,000	16,192,000
Additions (Charged to Costs and Expenses)	674,000	301,000	65,000
Deductions (Write-Offs and Actual Losses Incurred)	664,000	1,446,000	5,950,000
Balance at End of Period	9,172,000	9,162,000	10,307,000
Additions Resulting from Acquisitions	0	0	0
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	164,906,000	192,811,000	172,833,000
Additions (Charged to Costs and Expenses)	293,000	0	7,243,000
Deductions (Write-Offs and Actual Losses Incurred)	0	27,905,000	0
Balance at End of Period	165,199,000	164,906,000	192,811,000
Additions Resulting from Acquisitions	$ 0	$ 0	$ 12,735,000